Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Net sales by region
Net sales	$ 245,857	$ 261,631
United States [Member]
Net sales by region
Net sales	207,700	222,600
Canada [Member]
Net sales by region
Net sales	7,700	7,600
Mexico [Member]
Net sales by region
Net sales	5,600	6,400
United Kingdom [Member]
Net sales by region
Net sales	4,200	4,200
France [Member]
Net sales by region
Net sales	4,000	3,600
Germany [Member]
Net sales by region
Net sales	2,400	2,100
China [Member]
Net sales by region
Net sales	1,800	1,500
Spain [Member]
Net sales by region
Net sales	1,800	1,300
Other [Member]
Net sales by region
Net sales	$ 10,600	$ 12,300